Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000096654 | NR
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096654 | AAA
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000096654 | AA
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000096654 | A
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000096654 | BBB
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000096654 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096654 | B
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096654 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096654 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000096654 | AssetAsset-Backed
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000096654 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000096654 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096654 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096654 | AssetMortgage-Backed Securities Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096654 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096654 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096654 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096654 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000096656 | NR
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096656 | AAA
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000096656 | AA
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000096656 | A
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000096656 | BBB
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000096656 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096656 | B
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096656 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096656 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000096656 | AssetAsset-Backed
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000096656 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000096656 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096656 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096656 | AssetMortgage-Backed Securities Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096656 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096656 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096656 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096656 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000148124 | NR
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148124 | AAA
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000148124 | AA
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000148124 | A
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000148124 | BBB
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000148124 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000148124 | B
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148124 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148124 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000148124 | AssetAsset-Backed
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000148124 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000148124 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000148124 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000148124 | AssetMortgage-Backed Securities Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000148124 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148124 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148124 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148124 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000096657 | NR
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096657 | AAA
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000096657 | AA
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000096657 | A
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000096657 | BBB
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000096657 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096657 | B
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096657 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096657 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000096657 | AssetAsset-Backed
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000096657 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000096657 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096657 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096657 | AssetMortgage-Backed Securities Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096657 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096657 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096657 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096657 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000096658 | NR
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096658 | AAA
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000096658 | AA
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000096658 | A
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000096658 | BBB
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000096658 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096658 | B
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096658 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096658 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000096658 | AssetAsset-Backed
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000096658 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000096658 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096658 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096658 | AssetMortgage-Backed Securities Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096658 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096658 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096658 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096658 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)